Nature of business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Docebo S.p.A
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo NA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo UK Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo France Société par Actions Simplifiée (“Docebo France”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo DACH GmbH (“Docebo Germany”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Australia Pty Ltd. ("Docebo Australia")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Ireland Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Circles Collective Inc. ("PeerBoard")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Edugo AI HK Limited ("Edugo.AI")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Edugo AI Learning Software Limited ("Edugo.AI LS")
Disclosure of subsidiaries [line items]
Ownership percentage	60.00%	60.00%